SEGMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 19,652	$ 20,272	$ 20,314
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	20.00%	18.00%	17.00%
Percentage Of Total Receivables For Largest Customer	30.00%	31.00%
Percentage of Total Revenue for Another Customer	20.00%	17.00%	13.00%
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 9,546	$ 9,814	$ 9,902
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	8,338	8,560	8,388
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,768	1,898	2,024
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,793	4,418	4,172
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	6,442	6,110	6,025
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	14	106	264
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,706	3,148	3,362
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,518	1,898	1,854
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	666	777	772
Rest Of The World [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,047	2,248	2,368
Rest Of The World [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	378	552	509
Rest Of The World [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 1,088	$ 1,015	$ 988